Appendix 1 Enel Americas Group Entities - Schedule of Percentage of Control in Subsidiaries (Detail)		12 Months Ended
	Apr. 17, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%
Ampla Energía E Serviços S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Distribución Río S.A. (formerly Ampla Energía E Serviços S.A.)
Currency			Real
Percentage of Direct Ownership		0.00%	31.73%	13.68%
Percentage of Indirect Ownership		99.64%	67.91%	85.95%
Percentage of Ownership		99.64%	99.64%	99.63%
Relationship			Subsidiary
Country			Brazil
Business Activity			Electric energy production, transportation and distribution
Central Dock Sud S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Central Dock Sud, S.A.
Currency			Argentine peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		70.24%	70.24%	69.99%
Percentage of Ownership		70.24%	70.24%	69.99%
Relationship			Subsidiary
Country			Argentina
Business Activity			Electric energy generation, transmission and distribution
EGP Cachoeira Dourada S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			EGP Cachoeira Dourada S.A.
Currency			Real
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		99.75%	99.75%	99.61%
Percentage of Ownership		99.75%	99.75%	99.61%
Relationship			Subsidiary
Country			Brazil
Business Activity			Generation and sale of electricity
Enel Generación Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Generación Fortaleza S.A.
Currency			Real
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		100.00%	100.00%	100.00%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Brazil
Business Activity			Development of a thermoelectric project
Chinango S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Chinango S.A.C.
Currency			Peruvian Soles
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		80.00%	80.00%	80.00%
Percentage of Ownership		80.00%	80.00%	80.00%
Relationship			Subsidiary
Country			Peru
Business Activity			Electric energy generation, sales and distribution
Enel Cien S.A. (formerly named Cien S.A.) [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Cien S.A. (formerly named Cien S.A.)
Currency			Real
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		100.00%	100.00%	100.00%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Brazil
Business Activity			Electric energy generation, transportation and distribution
Compania de Transmision del Mercosur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Compañía de Transmisión del Mercosur S.A.
Currency			Argentine peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		100.00%	100.00%	99.99%
Percentage of Ownership		100.00%	100.00%	99.99%
Relationship			Subsidiary
Country			Argentina
Business Activity			Electric energy generation, transportation and distribution
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Compañía Distribuidora y Comercializadora de Energía S.A. (3)
Currency			Colombian peso
Percentage of Direct Ownership		48.30%	48.41%	21.14%
Percentage of Indirect Ownership		0.00%	0.00%	36.01%
Percentage of Ownership		48.30%	48.41%	57.15%
Relationship			Subsidiary
Country			Colombia
Business Activity			Electric energy distribution and sales
Enel Distribución Ceará [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Distribución Ceará S.A.
Currency			Real
Percentage of Direct Ownership		0.00%	15.18%	15.18%
Percentage of Indirect Ownership		74.05%	58.87%	58.87%
Percentage of Ownership		74.05%	74.05%	74.05%
Relationship			Subsidiary
Country			Brazil
Business Activity			Complete electric energy cycle
Distrilec Inversora S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Distrilec Inversora S.A.
Currency			Argentine peso
Percentage of Direct Ownership		51.50%	51.50%	27.19%
Percentage of Indirect Ownership		0.00%	0.00%	24.31%
Percentage of Ownership		51.50%	51.50%	51.50%
Relationship			Subsidiary
Country			Argentina
Business Activity			Portfolio company
Enel Generación Perú (formerly named Edegel S.A.A.) [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Generación Perú (formerly named Edegel S.A.A.)
Currency			Peruvian Soles
Percentage of Direct Ownership		0.00%	29.40%	0.00%
Percentage of Indirect Ownership		83.60%	54.20%	83.60%
Percentage of Ownership		83.60%	83.60%	83.60%
Relationship			Subsidiary
Country			Peru
Business Activity			Electric energy generation, sales and distribution
Electrica Cabo Blanco, S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Electrica Cabo Blanco, S.A.C. (6)
Currency			Peruvian Soles
Percentage of Direct Ownership		0.00%	80.00%	80.00%
Percentage of Indirect Ownership		0.00%	20.00%	20.00%
Percentage of Ownership		0.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Peru
Business Activity			Portfolio company
Emgesa S.A. E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Emgesa S.A. E.S.P. (1)
Currency			Colombian peso
Percentage of Direct Ownership		48.48%	48.48%	21.60%
Percentage of Indirect Ownership		0.00%	0.00%	34.83%
Percentage of Ownership		48.48%	48.48%	56.43%
Relationship			Subsidiary
Country			Colombia
Business Activity			Electric energy generation
Emgesa Panama S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Emgesa Panama S.A. (1)
Currency			U.S. dollar
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		0.00%	48.48%	56.43%
Percentage of Ownership		0.00%	48.48%	56.43%
Relationship			Subsidiary
Country			Panama
Business Activity			Purchase/Sale of electric energy
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Distribución Perú S.A. (formerly named Edelnor S.A.A.)
Currency			Peruvian Soles
Percentage of Direct Ownership		0.00%	24.00%	24.00%
Percentage of Indirect Ownership		83.18%	51.68%	51.68%
Percentage of Ownership		83.18%	75.68%	75.68%
Relationship			Subsidiary
Country			Peru
Business Activity			Electric energy distribution and sales
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Empresa Distribuidora Sur S.A.
Currency			Argentine peso
Percentage of Direct Ownership		0.00%	0.00%	22.25%
Percentage of Indirect Ownership		99.45%	99.45%	77.20%
Percentage of Ownership		99.45%	99.45%	99.45%
Relationship			Subsidiary
Country			Argentina
Business Activity			Electric energy distribution and sales
Enel Generacion Piura (formerly named Empresa Electrica Piura S.A.) [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Generación Piura (formerly named Empresa Eléctrica Piura S.A.)
Currency			Peruvian Soles
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		96.50%	96.50%	96.50%
Percentage of Ownership		96.50%	96.50%	96.50%
Relationship			Subsidiary
Country			Peru
Business Activity			Electric energy generation (thermal and natural gas)
Enel Argentina S A Formerly Named Endesa Argentina S A
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Argentina S.A. (formerly named Endesa Argentina S.A.)
Currency			Argentine peso
Percentage of Direct Ownership		99.88%	99.88%	0.00%
Percentage of Indirect Ownership		0.00%	0.12%	100.00%
Percentage of Ownership		99.88%	100.00%	100.00%
Relationship			Subsidiary
Country			Argentina
Business Activity			Portfolio company
Enel Brasil S A
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Brasil S.A.
Currency			Real
Percentage of Direct Ownership		97.67%	90.06%	50.09%
Percentage of Indirect Ownership		2.33%	9.94%	49.91%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Brazil
Business Activity			Portfolio company
Enel Trading Argentina S R L
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Trading Argentina S.R.L.
Currency			Argentine peso
Percentage of Direct Ownership		55.00%	55.00%	55.00%
Percentage of Indirect Ownership		45.00%	45.00%	45.00%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Argentina
Business Activity			Wholesale purchase and sale of electric energy
Enel Generación Costanera S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Generación Costanera S.A.
Currency			Argentine peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		75.68%	75.68%	75.68%
Percentage of Ownership		75.68%	75.68%	75.68%
Relationship			Subsidiary
Country			Argentina
Business Activity			Electric energy generation and sales
Enel Soluciones S A Formerly Named E N Brasil Comercio Servicios S A
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Soluciones S.A. (formerly named EN-Brasil Comercio e Servicios S.A.)
Currency			Real
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		100.00%	100.00%	100.00%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Brazil
Business Activity			Rendering of services for energy industry and others
Eólica Fazenda Nova-Geracao e Comercializacao de Energia S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Eólica Fazenda Nova-Geracao e Comercializacao de Energia S.A.
Currency			Real
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		0.00%	99.95%	99.95%
Percentage of Ownership		0.00%	99.95%	99.95%
Relationship			Subsidiary
Country			Brazil
Business Activity			Energy generation, transmission, distribution and sales
Enel Peru S A C
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Peru S.A.C. (6)
Currency			Peruvian Soles
Percentage of Direct Ownership		100.00%	100.00%	100.00%
Percentage of Indirect Ownership		0.00%	0.00%	0.00%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Peru
Business Activity			Portfolio company
Generandes Peru S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Generandes Perú S.A. (6)
Currency			Peruvian Soles
Percentage of Direct Ownership		0.00%	100.00%	39.00%
Percentage of Indirect Ownership		0.00%	0.00%	61.00%
Percentage of Ownership		0.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Peru
Business Activity			Portfolio company
Enel Generacion El Chocon S.A. (formerly named Hidroelectrica El Chocon S.A.) [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Generación El Chocón S.A. (formerly named Hidroeléctrica El Chocón S.A.)
Currency			Argentine peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		67.67%	67.67%	67.67%
Percentage of Ownership		67.67%	67.67%	67.67%
Relationship			Subsidiary
Country			Argentina
Business Activity			Electric energy production and sales
Hidroinvest S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Hidroinvest S.A.
Currency			Argentine peso
Percentage of Direct Ownership		41.94%	41.94%	0.00%
Percentage of Indirect Ownership		54.76%	54.15%	96.09%
Percentage of Ownership		96.70%	96.09%	96.09%
Relationship			Subsidiary
Country			Argentina
Business Activity			Portfolio company
Ingendesa do Brasil Ltda. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Ingendesa do Brasil Ltda.
Currency			Real
Percentage of Direct Ownership		1.00%	1.00%	0.00%
Percentage of Indirect Ownership		0.00%	0.00%	100.00%
Percentage of Ownership		1.00%	1.00%	100.00%
Relationship			Subsidiary
Country			Brazil
Business Activity			Project engineering consulting
Inversiones Distrilima S A
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Inversiones Distrilima S.A. (6)
Currency			Peruvian Soles
Percentage of Direct Ownership		0.00%	100.00%	34.99%
Percentage of Indirect Ownership		0.00%	0.00%	50.21%
Percentage of Ownership		0.00%	100.00%	85.20%
Relationship			Subsidiary
Country			Peru
Business Activity			Portfolio company
Inversora Dock Sud S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Inversora Dock Sud, S.A.
Currency			Argentine peso
Percentage of Direct Ownership		57.14%	57.14%	57.14%
Percentage of Indirect Ownership		0.00%	0.00%	0.00%
Percentage of Ownership		57.14%	57.14%	57.14%
Relationship			Subsidiary
Country			Argentina
Business Activity			Portfolio company
Inversora Codensa S.A.S. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Inversora Codensa S.A.S.
Currency			Colombian peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		100.00%	100.00%	100.00%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Colombia
Business Activity			Investment in domestic public energy services
Sociedad Portuaria Central Cartagena S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Sociedad Portuaria Central Cartagena S.A.
Currency			Colombian peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		99.85%	99.85%	100.00%
Percentage of Ownership		99.85%	99.85%	100.00%
Relationship			Subsidiary
Country			Colombia
Business Activity			Investment, construction and maintenance of public or private wharves and ports
Southern Cone Power Argentina S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Southern Cone Power Argentina S.A. (2)
Currency			Argentine peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		0.00%	0.00%	100.00%
Percentage of Ownership		0.00%	0.00%	100.00%
Relationship			Subsidiary
Country			Argentina
Business Activity			Portfolio company
Transportadora De Energia S A
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Transportadora de Energía S.A.
Currency			Argentine peso
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		100.00%	100.00%	100.00%
Percentage of Ownership		100.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Argentina
Business Activity			Electric energy production, transportation and distribution
CELG Distribucion S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			CELG Distribuição S.A.
Currency			Real
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		99.93%	0.00%	0.00%
Percentage of Ownership		99.93%	0.00%	0.00%
Relationship			Subsidiary
Country			Brazil
Business Activity			Electric energy distribution and sales
Enel Green Power Proyectos I Volta Grande
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			Foreign
Company			Enel Green Power Proyectos I (Volta Grande)
Currency			Real
Percentage of Direct Ownership		0.00%	0.00%	0.00%
Percentage of Indirect Ownership		100.00%	0.00%	0.00%
Percentage of Ownership		100.00%	0.00%	0.00%
Relationship			Subsidiary
Country			Brazil
Business Activity			Electric energy distribution and sales
Chilectra Inversud S.A. [Member]
Disclosure of subsidiaries [Line Items]
Taxpayer ID No.			99.573.910-0
Company			Chilectra Inversud S.A. (4)
Currency			Chilean peso
Percentage of Direct Ownership		0.00%	100.00%	100.00%
Percentage of Indirect Ownership		0.00%	0.00%	0.00%
Percentage of Ownership		0.00%	100.00%	100.00%
Relationship			Subsidiary
Country			Chile
Business Activity			Portfolio company